Bank Owned Life Insurance and Annuities (Tables)	12 Months Ended
Dec. 31, 2016
Bank Owned Life Insurance and Annuities [Abstract]
Summary of Changes in Cash Value of BOLI and Annuities

Changes in cash value of BOLI and annuities in 2016 and 2015 are shown below (in thousands):

	Life Insurance	Deferred Annuities	Total
Balance as of January 1, 2015	$14,397	$410	$14,807
Earnings	321	16	337
Premiums on existing policies	41	13	54
Annuity payments received	-	(34)	(34)
Net proceeds from life insurance claim	(259)	-	(259)
Balance as of December 31, 2015	14,500	405	14,905
Earnings	309	15	324
Premiums on existing policies	40	13	53
Net proceeds from life insurance claim	(651)	-	(651)
Balance as of December 31, 2016	$14,198	$433	$14,631